AUGUST 31, 1998


                             P H O E N I X
                                     F U N D S




                                                     A N N U A L   R E P O R T


                                                   -->PHOENIX VALUE EQUITY
                                                      FUND

                                                   -->PHOENIX SMALL CAP
                                                      VALUE FUND








[LOGO] PHOENIX
       INVESTMENT PARTNERS

                Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

                              PRESIDENT'S MESSAGE
------------------------------------------------------

Dear Shareholder:

   At Phoenix Investment Partners, formerly Phoenix Duff & Phelps, we are creating a new kind of investment company, one that preserves the independent, distinct investment processes of each of our partners. Experience has shown that investment professionals perform best when they remain focused, disciplined, and distanced from activities that distract them from managing your investments. At Phoenix Investment Partners, we have enabled our money managers to do just that--solely manage your money.

   Over the past year, we have added some of the industry's most experienced and talented money management teams to provide you with a wider array of quality investment products. You now have access to seven distinct investment styles from money managers across the U.S. and around the world:

OUR PARTNERS                            THEIR DISTINCTIVE STYLES     THEIR LOCATIONS
---------------------------------------------------------------------------------------
Aberdeen Fund Managers, Inc.            International and global     Scotland,
                                        equity and global fixed      Singapore,
                                        income                       London, and
                                                                     Ft. Lauderdale, FL
Duff & Phelps Investment Management     Core equity and core fixed   Chicago, IL and
Co.                                     income                       Cleveland, OH
Phoenix Investment Counsel, Inc.        Classic value equity,        Sarasota, FL,
                                        systematic value equity,     Scotts Valley, CA
                                        growth equity, and multi-    and Hartford, CT
                                        sector fixed income
Seneca Capital Management LLC           Growth with controlled risk  San Francisco, CA
                                        equity and value-driven
                                        fixed
                                        income
Roger Engemann & Associates, Inc.       Classic growth equity        Pasadena, CA

   In this report, Fund manager Chris Bertelsen discusses how the Value Equity Fund and Small Cap Value Fund have performed over the last fiscal year and gives his near-term outlook. We hope you will find his comments informative.

   To learn more about our other partners and their distinctive investment styles, please contact your financial advisor or call Phoenix Investment Partners National Sales Desk at 1-800-243-4361 to obtain a prospectus that includes additional information, including charges and expenses. Please read the prospectus carefully before you invest or send money.

Sincerely,

               [LOGO]

Philip R. McLoughlin

                               TABLE OF CONTENTS
------------------------------------------------------

                                                        PAGE
Phoenix Value Equity Fund........................          1

Phoenix Small Cap Value Fund.....................          8

Notes to Financial Statements....................         15

PHOENIX VALUE EQUITY FUND
------------------------------------------------------

INVESTOR PROFILE
  Phoenix Value Equity Fund is appropriate for long-term investors seeking capital appreciation by investing in a diversified portfolio of common stocks.

INVESTMENT ADVISER'S REPORT
  Since the Fund's inception on November 5, 1997 through the end of the fiscal reporting period, August 31, 1998, Class A shares returned -10.28%, Class B shares returned -10.92%, and Class C shares returned -10.86% compared with a return of 3.10% for the S&P 500 Index(1) and -1.69% for the Russell 1000 Value Index.(2) All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  Every bull market eventually gets sideswiped by an unexpected event. It just so happens in 1998 that what that event was is not so clear-cut. We could select Japan and its continued unwillingness to correct the banking system, which eventually sandbagged the rest of Asia. Russia could also be a finalist, but as we all know, the economic backlash to the U.S. was minimal. Is Latin America finally going to go bust and take the world's sixth largest economy, Brazil, with it? Lastly, but certainly not least, the former question does not have to be raised to the managers at Long-Term Capital now.

  The Fund's performance over the last year has been impacted greatly by the above events. The health-care, consumer cyclical, and capital goods sectors have held their ground during this time of volatility, while the financial, technology, and transportation sectors remain under pressure due to the global environment.

  The Fund continues to be overweighted versus the S&P 500 in financials going into 1999. Although our exposure to this group has hindered performance to date, we believe this beat-up sector will seem a major bargain when we look back at this point come mid-1999. As ugly as the financial scene has been, we see the Fed gaining control over the crisis. We believe there is a growing probability that any future Fed rate cuts would prove near-term catalysts to reverse direction and sentiment for financial stocks and the markets.

OUTLOOK
  As contrarians, we continue to buy heavily discounted, low-expectation stocks that reflect our strong value bias. Valuations, in many instances, have come to levels not seen for many years. In the near term, we are concerned with the seasonally bad month of October and tax-loss selling but remain sanguine about the longer-term prospects.

(1) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The Index is not available for direct investment.
(2) The Russell 1000 Value Index is an unmanaged, commonly used measure of total return performance of large- capitalization value-oriented stocks. The Index is not available for direct investment.

PHOENIX VALUE EQUITY FUND
------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           PHOENIX VALUE   PHOENIX VALUE   PHOENIX VALUE     S 500

            Equity Fund--   Equity Fund--   Equity Fund--
                  Class A         Class B         Class C     Index*
11/5/97            $9,524         $10,000         $10,000    $10,000
8/31/98            $8,544          $8,463          $8,825    $10,310

TOTAL RETURNS FOR PERIOD ENDING 8/31/98
                                          FROM INCEPTION
                                            11/5/97 TO
                                             8/31/98
--------------------------------------------------------
Class A with 4.75% sales charge               (14.56)%
--------------------------------------------------------
Class A at net asset value                    (10.28)%
--------------------------------------------------------
Class B with CDSC                             (15.37)%
--------------------------------------------------------
Class B at net asset value                    (10.92)%
--------------------------------------------------------
Class C with CDSC                             (11.75)%
--------------------------------------------------------
Class C at net asset value                    (10.86)%
--------------------------------------------------------
Class M with 3.50% sales charge               (13.58)%
--------------------------------------------------------
Class M at net asset value                    (10.47)%
--------------------------------------------------------
S&P 500 Index*                                  3.10%
--------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 11/5/97 (inception of the Fund) for Class A, B and C shares. Class M shares are closed to investors. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B shares performance will be greater or less than that shown based on differences in fees and sales charges. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). The total return for Class C shares reflects the 1% contingent deferred sales charge (CDSC) which is applicable on all shares redeemed within one year of purchase. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed may be worth more or less than the original cost.

* The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The S&P 500's performance does not reflect sales charges.

PHOENIX VALUE EQUITY FUND
------------------------------------------------------

                         INVESTMENTS AT AUGUST 31, 1998

                                                              SHARES                                VALUE
                                                           ------------                         ------------
COMMON STOCKS -- 87.4%
AEROSPACE/DEFENSE -- 3.7%
  Boeing Co. ......................                                         22,000   $                           680,625
  Sundstrand Corp. ................                                          7,000                               318,937
                                                                                                            ------------
                                                                                                                 999,562
                                                                                                            ------------
AIR FREIGHT -- 0.6%
  FDX Corp. (b)....................                                          3,000                               150,187
                                                                                                            ------------
AUTOMOBILES -- 0.4%
  Chrysler Corp. ..................                                          2,500                               111,562
                                                                                                            ------------
BANKS (MAJOR REGIONAL) -- 3.2%
  Fleet Financial Group, Inc. .....                                          5,400                               354,037
  PNC Bank Corp. ..................                                          4,600                               197,800
  Wells Fargo & Co. ...............                                          1,150                               324,156
                                                                                                            ------------
                                                                                                                 875,993
                                                                                                            ------------
BANKS (MONEY CENTER) -- 9.0%
  BankAmerica Corp. ...............                                          6,500                               416,406
  Bankers Trust Corp. .............                                          5,000                               371,562
  Chase Manhattan Corp. ...........                                         11,500                               609,500
  Citicorp.........................                                          5,000                               540,625
  Morgan (J.P.) & Co., Inc. .......                                          2,300                               213,900
  NationsBank Corp. ...............                                          5,000                               285,000
                                                                                                            ------------
                                                                                                               2,436,993
                                                                                                            ------------
BEVERAGES (ALCOHOLIC) -- 1.5%
  Anheuser-Busch Companies,
    Inc. ..........................                                          9,000                               415,125
                                                                                                            ------------
CHEMICALS -- 0.4%
  Praxair, Inc. ...................                                          3,000                               107,625
                                                                                                            ------------
COMMUNICATIONS EQUIPMENT -- 1.6%
  Motorola, Inc. ..................                                         10,000                               430,625
                                                                                                            ------------
COMPUTERS (HARDWARE) -- 1.2%
  Sun Microsystems, Inc. (b).......                                          8,000                               317,000
                                                                                                            ------------
ELECTRICAL EQUIPMENT -- 2.8%
  Honeywell, Inc. .................                                         12,000                               750,000
                                                                                                            ------------
ELECTRONICS (DEFENSE) -- 1.4%
  Raytheon Co. Class B.............                                          8,400                               383,250
                                                                                                            ------------
FINANCIAL (DIVERSIFIED) -- 10.8%
  American Express Co. ............                                          7,000                               546,000
  Fannie Mae.......................                                         15,000                               852,187
  Freddie Mac......................                                         19,000                               750,500
  SLM Holding Corp. ...............                                         22,000                               789,250
                                                                                                            ------------
                                                                                                               2,937,937
                                                                                                            ------------
FOOTWEAR -- 0.8%
  Nike, Inc. Class B...............                                          6,000                               208,125
                                                                                                            ------------

                                                              SHARES                                VALUE
                                                           ------------                         ------------
GAMING, LOTTERY & PARIMUTUEL COMPANIES -- 0.4%
  Mirage Resorts, Inc. (b).........                                          7,000   $                           104,125
                                                                                                            ------------
HEALTH CARE (DIVERSIFIED) -- 1.6%
  Johnson & Johnson................                                          6,300                               434,700
                                                                                                            ------------
HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) -- 3.5%
  Lilly (Eli) & Co. ...............                                          5,500                               360,250
  Pfizer, Inc. ....................                                          3,000                               279,000
  Pharmacia & Upjohn, Inc. ........                                          7,500                               311,719
                                                                                                            ------------
                                                                                                                 950,969
                                                                                                            ------------
HEALTH CARE (MANAGED CARE) -- 2.0%
  Foundation Health Systems, Inc.
    (b)............................                                         20,000                               223,750
  Humana, Inc. (b).................                                         25,000                               325,000
                                                                                                            ------------
                                                                                                                 548,750
                                                                                                            ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) -- 0.9%
  Baxter International, Inc. ......                                          4,500                               239,625
                                                                                                            ------------
HEALTH CARE (SPECIALIZED SERVICES) -- 0.9%
  ALZA Corp. (b)...................                                          7,000                               252,000
                                                                                                            ------------
HOUSEHOLD PRODUCTS (NON-DURABLES) -- 1.2%
  Procter & Gamble Co. ............                                          4,100                               313,650
                                                                                                            ------------
HOUSEWARES -- 0.5%
  Fortune Brands, Inc. ............                                          5,000                               137,813
                                                                                                            ------------
INSURANCE (MULTI-LINE) -- 6.2%
  American International Group,
    Inc. ..........................                                         10,500                               811,781
  CIGNA Corp. .....................                                          9,000                               523,688
  Travelers Group, Inc. ...........                                          8,000                               355,000
                                                                                                            ------------
                                                                                                               1,690,469
                                                                                                            ------------
INSURANCE (PROPERTY-CASUALTY) -- 6.0%
  Ace Ltd. ........................                                          1,000                                29,000
  Allstate Corp. ..................                                          4,000                               150,000
  Chicago Title Corp. .............                                         16,000                               563,000
  General Re Corp. ................                                          3,200                               664,000
  Travelers Property Casualty Corp.
    Class A........................                                          7,000                               230,563
                                                                                                            ------------
                                                                                                               1,636,563
                                                                                                            ------------
INVESTMENT BANKING/BROKERAGE -- 1.9%
  Bear Stearns Companies, Inc.
    (The)..........................                                          4,000                               147,750
  Merrill Lynch & Co., Inc. .......                                          5,600                               369,600
                                                                                                            ------------
                                                                                                                 517,350
                                                                                                            ------------
MACHINERY (DIVERSIFIED) -- 0.8%
  Caterpillar, Inc. ...............                                          5,100                               215,156
                                                                                                            ------------
MANUFACTURING (DIVERSIFIED) -- 2.7%
  AlliedSignal, Inc. ..............                                         11,100                               380,869
  Illinois Tool Works, Inc. .......                                          5,000                               242,188

                       See Notes to Financial Statements                       3

PHOENIX VALUE EQUITY FUND
------------------------------------------------------

                                                              SHARES                                VALUE
                                                           ------------                         ------------
MANUFACTURING (DIVERSIFIED)--CONTINUED
  United Technologies Corp. .......                                          1,500   $                           108,844
                                                                                                            ------------
                                                                                                                 731,901
                                                                                                            ------------
MANUFACTURING (SPECIALIZED) -- 1.6%
  Diebold, Inc. ...................                                         20,000                               437,500
                                                                                                            ------------
OFFICE EQUIPMENT & SUPPLIES -- 1.8%
  Pitney Bowes, Inc. ..............                                         10,000                               496,250
                                                                                                            ------------
PHOTOGRAPHY/IMAGING -- 1.5%
  Eastman Kodak Co. ...............                                          2,000                               156,250
  Xerox Corp. .....................                                          3,000                               263,438
                                                                                                            ------------
                                                                                                                 419,688
                                                                                                            ------------
RAILROADS -- 0.9%
  GATX Corp. ......................                                          3,200                               105,600
  Union Pacific Corp. .............                                          3,500                               139,344
                                                                                                            ------------
                                                                                                                 244,944
                                                                                                            ------------
RESTAURANTS -- 3.3%
  McDonald's Corp. ................                                         16,000                               897,000
                                                                                                            ------------
RETAIL (DEPARTMENT STORES) -- 0.3%
  May Department Stores Co. .......                                          1,500                                84,375
                                                                                                            ------------
RETAIL (FOOD CHAINS) -- 1.2%
  Albertson's, Inc. ...............                                          6,500                               328,656
                                                                                                            ------------
RETAIL (GENERAL MERCHANDISE) -- 2.3%
  Dayton Hudson Corp. .............                                         17,200                               619,200
                                                                                                            ------------
SERVICES (DATA PROCESSING) -- 1.2%
  First Data Corp. ................                                         16,000                               331,000
                                                                                                            ------------
TELECOMMUNICATIONS (LONG DISTANCE) -- 0.5%
  WorldCom, Inc. (b)...............                                          3,000                               122,813
                                                                                                            ------------
TELEPHONE -- 4.3%
  BellSouth Corp. .................                                          5,200                               356,525
  GTE Corp. .......................                                         10,000                               500,000
  SBC Communications, Inc. ........                                          8,500                               323,000
                                                                                                            ------------
                                                                                                               1,179,525
                                                                                                            ------------
TOBACCO -- 2.5%
  Philip Morris Companies, Inc. ...                                         16,000                               665,000
                                                                                                            ------------
TOTAL COMMON STOCKS
  (Identified cost $28,071,899)....................................................                           23,723,006
                                                                                                            ------------
                                                              SHARES                                VALUE
                                                           ------------                         ------------

FOREIGN COMMON STOCKS -- 7.5%
CHEMICALS (DIVERSIFIED) -- 1.0%
  Hoechst AG Sponsored ADR
    (Germany)......................                                          7,000   $                           276,938
                                                                                                            ------------
FOODS -- 4.7%
  Nestle SA Sponsored ADR
    (Switzerland)..................                                          5,500                               509,941
  Unilever NV NY Registered Shares
    (Netherlands)..................                                         12,000                               760,500
                                                                                                            ------------
                                                                                                               1,270,441
                                                                                                            ------------
HOUSEHOLD FURN. & APPLIANCES -- 0.7%
  Royal Philips Electronics NV NY
    Registered Shares
    (Netherlands)..................                                          3,000                               179,813
                                                                                                            ------------
MANUFACTURING (DIVERSIFIED) -- 0.6%
  Siemens AG Sponsored ADR
    (Germany)......................                                          2,500                               162,318
                                                                                                            ------------
TELEPHONE -- 0.5%
  Telecomunicacoes Brasileiras SA
    Sponsored ADR (Brazil).........                                          2,000                               143,625
                                                                                                            ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $2,336,327).....................................................                            2,033,135
                                                                                                            ------------
UNIT INVESTMENT TRUSTS -- 4.2%
  S&P 500 Depository Receipts......                                         12,000                             1,148,250
                                                                                                            ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $1,342,142).....................................................                            1,148,250
                                                                                                            ------------
TOTAL LONG-TERM INVESTMENTS -- 99.1%
  (Identified cost $31,750,368)....................................................                           26,904,391
                                                                                                            ------------

                                                                                   STANDARD
                                                                                   & POOR'S      PAR
                                                                                    RATING      VALUE
                                                                                 (UNAUDITED)    (000)
                                                                                 ------------  --------
SHORT-TERM OBLIGATIONS -- 0.4%
COMMERCIAL PAPER -- 0.4%
  Goldman Sachs
    5.83%, 9/1/98..............................................................  A-1+             $110           110,000
                                                                                                         ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $110,000)...........................................................................          110,000
                                                                                                         ---------------

TOTAL INVESTMENTS -- 99.5%
  (Identified cost $31,860,368)........................................................................       27,014,391(a)
  Cash and receivables, less liabilities -- 0.5%.......................................................          136,913
                                                                                                         ---------------
NET ASSETS--100.0%.....................................................................................  $    27,151,304
                                                                                                         ---------------
                                                                                                         ---------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $471,375 and gross depreciation of $5,334,625 for federal income tax purposes. At August 31, 1998, the aggregate cost of securities for federal income tax purposes was $31,877,641.
(b)  Non-income producing.

4                      See Notes to Financial Statements

Phoenix Value Equity Fund
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1998

ASSETS
Investment securities at value
  (Identified cost $31,860,368)                               $  27,014,391
Cash                                                                  4,476
Receivables
  Investment securities sold                                        230,894
  Dividends and interest                                             38,863
  Fund shares sold                                                   25,725
Prepaid expenses                                                     13,715
                                                              -------------
    Total assets                                                 27,328,064
                                                              -------------
LIABILITIES
Payables
  Fund shares repurchased                                            50,595
  Distribution fee                                                   11,853
  Trustees' fee                                                       9,888
  Transfer agent fee                                                  6,200
  Financial agent fee                                                 5,843
  Investment advisory fee                                             5,407
Accrued expenses                                                     86,974
                                                              -------------
    Total liabilities                                               176,760
                                                              -------------
NET ASSETS                                                    $  27,151,304
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  32,507,139
Undistributed net investment income                                  69,817
Accumulated net realized loss                                      (579,675)
Net unrealized depreciation                                      (4,845,977)
                                                              -------------
NET ASSETS                                                    $  27,151,304
                                                              -------------
                                                              -------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $19,765,877)                2,210,098
Net asset value per share                                             $8.94
Offering price per share $8.94/(1-4.75%)                              $9.39
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $5,291,195)                   595,100
Net asset value and offering price per share                          $8.89
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,004,713)                   225,379
Net asset value and offering price per share                          $8.89
CLASS M
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $89,519)                       10,024
Net asset value per share                                             $8.93
Offering price per share $8.93/(1-3.50%)                              $9.25

                            STATEMENT OF OPERATIONS
                        FROM INCEPTION NOVEMBER 5, 1997
                               TO AUGUST 31, 1998

INVESTMENT INCOME
Dividends                                                     $    242,395
Interest                                                            18,496
Foreign taxes withheld                                              (2,634)
                                                              ------------
    Total investment income                                        258,257
                                                              ------------

EXPENSES
Investment advisory fee                                            124,124
Distribution fee--Class A                                           29,194
Distribution fee--Class B                                           34,420
Distribution fee--Class C                                           13,320
Distribution fee--Class M                                              491
Financial agent fee                                                 61,919
Registration                                                       103,373
Transfer agent                                                      63,114
Custodian                                                           19,068
Printing                                                            18,828
Professional                                                        18,603
Trustees                                                            17,645
Miscellaneous                                                       21,039
                                                              ------------
    Total expenses                                                 525,138
    Less expenses borne by investment adviser                     (282,208)
                                                              ------------
    Net expenses                                                   242,930
                                                              ------------
NET INVESTMENT INCOME                                               15,327
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (579,675)
Net change in unrealized appreciation (depreciation) on
  investments                                                   (4,845,977)
                                                              ------------
NET LOSS ON INVESTMENTS                                         (5,425,652)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ (5,410,325)
                                                              ------------
                                                              ------------

                       See Notes to Financial Statements                       5

PHOENIX VALUE EQUITY FUND
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         FROM INCEPTION
                                                                                      NOVEMBER 5, 1997 TO
                                                                                        AUGUST 31, 1998
                                                                                      --------------------
FROM OPERATIONS
  Net investment income                                                                  $       15,327
  Net realized loss                                                                            (579,675)
  Net change in unrealized appreciation (depreciation)                                       (4,845,977)
                                                                                      --------------------
  DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           (5,410,325)
                                                                                      --------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                                                (11,186)
  Net investment income--Class B                                                                 (2,802)
  Net investment income--Class C                                                                 (1,239)
  Net investment income--Class M                                                                   (100)
  In excess of net investment income--Class A                                                    (6,975)
  In excess of net investment income--Class B                                                    (1,747)
  In excess of net investment income--Class C                                                      (773)
  In excess of net investment income--Class M                                                       (61)
                                                                                      --------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (24,883)
                                                                                      --------------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (2,356,722 shares)                                           25,504,049
  Net asset value of shares issued from reinvestment of distributions (1,823 shares)             18,045
  Cost of shares repurchased (148,447 shares)                                                (1,615,279)
                                                                                      --------------------
  Total                                                                                      23,906,815
                                                                                      --------------------
CLASS B
  Proceeds from sales of shares (621,551 shares)                                              6,514,113
  Net asset value of shares issued from reinvestment of distributions (370 shares)                3,662
  Cost of shares repurchased (26,821 shares)                                                   (296,436)
                                                                                      --------------------
  Total                                                                                       6,221,339
                                                                                      --------------------
CLASS C
  Proceeds from sales of shares (260,718 shares)                                              2,734,842
  Net asset value of shares issued from reinvestment of distributions (108 shares)                1,073
  Cost of shares repurchased (35,447 shares)                                                   (375,236)
                                                                                      --------------------
  Total                                                                                       2,360,679
                                                                                      --------------------
CLASS M
  Proceeds from sales of shares (12,175 shares)                                                 122,245
  Net asset value of shares issued from reinvestment of distributions (16 shares)                   161
  Cost of shares repurchased (2,167 shares)                                                     (24,727)
                                                                                      --------------------
  Total                                                                                          97,679
                                                                                      --------------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                             32,586,512
                                                                                      --------------------
  NET INCREASE IN NET ASSETS                                                                 27,151,304
NET ASSETS
  Beginning of period                                                                                 0
                                                                                      --------------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $69,817)               $   27,151,304
                                                                                      --------------------
                                                                                      --------------------

6                      See Notes to Financial Statements

Phoenix Value Equity Fund
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                             CLASS A              CLASS B              CLASS C              CLASS M
                                          --------------       --------------       --------------       --------------
                                          FROM INCEPTION       FROM INCEPTION       FROM INCEPTION       FROM INCEPTION
                                            11/5/97 TO           11/5/97 TO           11/5/97 TO           11/5/97 TO
                                             8/31/98              8/31/98              8/31/98              8/31/98
                                          --------------       --------------       --------------       --------------
Net asset value, beginning of period          $10.00               $10.00               $10.00               $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                  0.03(4)(5)          (0.04)(4)(5)         (0.04)(4)(5)          0.01(4)(5)
  Net realized and unrealized gain
    (loss)                                     (1.07)               (1.05)               (1.05)               (1.07)
                                              ------               ------               ------               ------
    TOTAL FROM INVESTMENT OPERATIONS           (1.04)               (1.09)               (1.09)               (1.06)
                                              ------               ------               ------               ------
LESS DISTRIBUTIONS
  Dividends from net investment income         (0.01)               (0.01)               (0.01)               (0.01)
  In excess of net investment income           (0.01)               (0.01)               (0.01)              --
                                              ------               ------               ------               ------
    TOTAL DISTRIBUTIONS                        (0.02)               (0.02)               (0.02)               (0.01)
                                              ------               ------               ------               ------
Change in net asset value                      (1.06)               (1.11)               (1.11)               (1.07)
                                              ------               ------               ------               ------
NET ASSET VALUE, END OF PERIOD                $ 8.94               $ 8.89               $ 8.89               $ 8.93
                                              ------               ------               ------               ------
                                              ------               ------               ------               ------
Total return(1)                               (10.28)%(3)          (10.92)%(3)          (10.86)%(3)          (10.47)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $19,766               $5,291               $2,005                  $90

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.25%(2)             2.00%(2)             2.00%(2)             1.50%(2)
  Net investment income (loss)                  0.31%(2)            (0.45)%(2)           (0.45)%(2)            0.15%(2)
Portfolio turnover                                59%(3)               59%(3)               59%(3)               59%(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by investment adviser of $0.15, $0.15, $0.15 and $0.15, respectively.

                       See Notes to Financial Statements                       7

PHOENIX SMALL CAP VALUE FUND
------------------------------------------------------

INVESTOR PROFILE
  Phoenix Small Cap Value Fund is appropriate for long-term investors seeking capital appreciation by investing in a diversified portfolio of common stocks of small companies with capitalizations of $100 million to $1 billion. Investors should note that small company investing involves added risks, including greater price volatility, less liquidity, and increased competitive threat.

INVESTMENT ADVISER'S REPORT
  Since the Fund's inception on November 5, 1997 through the end of the fiscal reporting period, August 31, 1998, Class A shares returned -18.64%, Class B shares returned -19.07%, and Class C shares returned -19.09% compared with a return of -16.30% for the Russell 2000 Value Index.(1) All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  Every bull market eventually gets sideswiped by an unexpected event. It just so happens in 1998 that what that event was is not so clear-cut. We could select Japan and its continued unwillingness to correct the banking system, which eventually sandbagged the rest of Asia. Russia could also be a finalist, but as we all know, the economic backlash to the U.S. was minimal. Is Latin America finally going to go bust and take the world's sixth largest economy, Brazil, with it? Lastly, but certainly not least, the former question does not have to be raised to the managers at Long-Term Capital now.

  The Fund's performance over the last year has been impacted greatly by the above events. The health-care, consumer cyclical, and capital goods sectors have held their ground during this time of volatility, while the financial, technology, and transportation sectors remain under pressure due to the global environment.

  The Fund continues to be overweighted versus the S&P 500 in financials going into 1999. Although our exposure to this group has hindered performance to date, we believe this beat-up sector will seem a major bargain when we look back at this point come mid-1999. As ugly as the financial scene has been, we see the Fed gaining control over the crisis. We believe there is a growing probability that any future Fed rate cuts would prove near-term catalysts to reverse direction and sentiment for financial stocks and the markets.

OUTLOOK
  As contrarians, we continue to buy heavily discounted, low-expectation stocks that reflect our strong value bias. Valuations, in many instances, have come to levels not seen for many years. In the near term, we are concerned with the seasonally bad month of October and tax-loss selling but remain sanguine about the longer-term prospects.

(1) The Russell 2000 Value Index is an unmanaged, commonly used measure of total return performance of small- capitalization value-oriented stocks. The Index is not available for direct investment.

Phoenix Small Cap Value Fund
------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PHOENIX SMALL CAP VALUE FUND--  PHOENIX SMALL CAP VALUE FUND--  PHOENIX SMALL CAP VALUE FUND--   RUSSELL 2000

                                   Class A                         Class B                         Class C    Value Index*
11/20/97                            $9,524                         $10,000                         $10,000         $10,000
8/31/98                             $7,749                          $7,690                          $8,010          $8,370

TOTAL RETURNS FOR PERIOD ENDING 8/31/98
                                          FROM INCEPTION
                                           11/20/97 TO
                                             8/31/98
--------------------------------------------------------
Class A with 4.75% sales charge               (22.51)%
--------------------------------------------------------
Class A at net asset value                    (18.64)%
--------------------------------------------------------
Class B with CDSC                             (23.10)%
--------------------------------------------------------
Class B at net asset value                    (19.07)%
--------------------------------------------------------
Class C with CDSC                             (19.90)%
--------------------------------------------------------
Class C at net asset value                    (19.09)%
--------------------------------------------------------
Class M with 3.50% sales charge               (21.62)%
--------------------------------------------------------
Class M at net asset value                    (18.80)%
--------------------------------------------------------
Russell 2000 Value Index*                     (16.30)%
--------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 11/20/97 (inception of the Fund) for Class A, B and C shares. Class M shares are closed to investors. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in fees and sales charges. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). The total return for Class C shares reflects the 1% contingent deferred sales charge (CDSC) which is applicable on all shares redeemed within one year of purchase. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed may be worth more or less than the original cost.

* The Russell 2000 Value Index is an unmanaged, commonly used measure of total return performance of small-capitalization value-oriented stocks. The index does not reflect sales charges.

Phoenix Small Cap Value Fund
------------------------------------------------------

                         INVESTMENTS AT AUGUST 31, 1998

                                                              SHARES                                VALUE
                                                             --------                           ------------
COMMON STOCKS -- 95.0%
AEROSPACE/DEFENSE -- 0.3%
  Gulfstream Aerospace Corp. (b)...                                          2,000   $                            70,250
                                                                                                            ------------
AIRLINES -- 0.8%
  America West Holdings Corp.
    (b)............................                                         10,000                               194,375
                                                                                                            ------------
BANKS (MAJOR REGIONAL) -- 5.6%
  Bank Plus Corp. .................                                         27,000                               205,875
  Charter One Financial, Inc. .....                                         20,000                               460,000
  FirstMerit Corp. ................                                          4,400                                97,350
  St. Paul Bancorp., Inc. .........                                          9,000                               155,250
  Washington Federal, Inc. ........                                         17,000                               384,625
                                                                                                            ------------
                                                                                                               1,303,100
                                                                                                            ------------
BIOTECHNOLOGY -- 1.0%
  ICOS Corp. (b)...................                                         15,000                               223,125
                                                                                                            ------------
BROADCASTING (TELEVISION, RADIO & CABLE) -- 3.0%
  Jones Intercable, Inc. (b).......                                         15,000                               345,000
  Westwood One, Inc. (b)...........                                         18,000                               347,625
                                                                                                            ------------
                                                                                                                 692,625
                                                                                                            ------------
BUILDING MATERIALS -- 6.8%
  Lennar Corp. ....................                                         29,100                               527,437
  Toll Brothers, Inc. (b)..........                                         25,500                               651,844
  Webb (Del E.) Corp. .............                                         20,000                               393,750
                                                                                                            ------------
                                                                                                               1,573,031
                                                                                                            ------------
CHEMICALS (SPECIALTY) -- 1.8%
  Fuller (H.B.) Co. ...............                                          9,000                               427,500
                                                                                                            ------------
COMPUTERS (PERIPHERALS) -- 0.4%
  At Home Corp. (b)................                                          3,300                                94,050
                                                                                                            ------------
COMPUTERS (SOFTWARE & SERVICES) -- 7.0%
  Black Box Corp. (b)..............                                          5,600                               128,100
  Concurrent Computer Corp. (b)....                                         78,000                               156,000
  Fremont General Corp. ...........                                         19,000                               812,250
  PeopleSoft, Inc. (b).............                                         12,300                               345,937
  Walker Interactive Systems (b)...                                         30,000                               180,000
                                                                                                            ------------
                                                                                                               1,622,287
                                                                                                            ------------
CONSUMER FINANCE -- 1.8%
  New Century Financial Corp.
    (b)............................                                         46,000                               425,500
                                                                                                            ------------
CONTAINERS & PACKAGING (PAPER) -- 0.4%
  Shorewood Packaging Corp. (b)....                                          7,500                                97,500
                                                                                                            ------------
ELECTRONICS (COMPONENT DISTRIBUTORS) -- 2.5%
  AFC Cable Systems, Inc. (b)......                                          7,000                               162,094
  CHS Electronics, Inc. (b)........                                         34,000                               429,250
                                                                                                            ------------
                                                                                                                 591,344
                                                                                                            ------------

                                                              SHARES                                VALUE
                                                             --------                           ------------
ELECTRONICS (INSTRUMENTATION) -- 1.8%
  Dallas Semiconductor Corp. ......                                         15,000   $                           405,937
                                                                                                            ------------
ENTERTAINMENT -- 0.8%
  AMC Entertainment Inc. (b).......                                         14,500                               184,875
                                                                                                            ------------
EQUIPMENT (SEMICONDUCTORS) -- 1.1%
  Broadcom Corp. (b)...............                                          5,000                               256,250
                                                                                                            ------------
FINANCIAL (DIVERSIFIED) -- 1.4%
  Finet Holdings Corp. (b).........                                         12,000                                11,250
  Jefferies Group, Inc. ...........                                          5,000                               142,812
  Southern Pacific Funding Corp.
    (b)............................                                         22,000                               178,750
                                                                                                            ------------
                                                                                                                 332,812
                                                                                                            ------------
HEALTH CARE (LONG TERM CARE) -- 0.5%
  Sun Healthcare Group, Inc. (b)...                                         12,000                               105,000
                                                                                                            ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) -- 2.2%
  Alaris Medical, Inc. (b).........                                         95,000                               326,562
  Cell Genesys, Inc. (b)...........                                         46,000                               192,625
                                                                                                            ------------
                                                                                                                 519,187
                                                                                                            ------------
HOMEBUILDING -- 1.9%
  D. R. Horton, Inc. ..............                                          9,000                               144,000
  NVR, Inc. .......................                                          9,000                               293,062
                                                                                                            ------------
                                                                                                                 437,062
                                                                                                            ------------
HOUSEHOLD FURN. & APPLIANCES -- 0.4%
  Furniture Brands International,
    Inc. (b).......................                                          4,500                               100,687
                                                                                                            ------------
INSURANCE (MULTI-LINE) -- 6.3%
  Ambac Financial Group, Inc. .....                                         10,000                               471,875
  Everest Reinsurance Holdings,
    Inc. ..........................                                          1,000                                35,000
  Horace Mann Educators Corp. .....                                         28,000                               780,500
  NAC Re Corp. ....................                                          1,000                                47,188
  RenaissanceRe Holdings Ltd. .....                                          3,000                               125,625
                                                                                                            ------------
                                                                                                               1,460,188
                                                                                                            ------------
INSURANCE (PROPERTY-CASUALTY) -- 8.8%
  Chartwell Re Corp. ..............                                         13,200                               347,325
  Commerce Group, Inc. ............                                         22,000                               577,500
  Executive Risk, Inc. ............                                          2,000                                72,000
  LandAmerica Financial Group,
    Inc. ..........................                                         16,000                               795,000
  Selective Insurance Group, Inc
    (b)............................                                         15,000                               266,719
                                                                                                            ------------
                                                                                                               2,058,544
                                                                                                            ------------
IRON & STEEL -- 1.4%
  Quanex Corp. ....................                                         15,000                               326,250
                                                                                                            ------------

10                     See Notes to Financial Statements

PHOENIX SMALL CAP VALUE FUND
------------------------------------------------------

                                                              SHARES                                VALUE
                                                             --------                           ------------
MACHINERY (DIVERSIFIED) -- 2.8%
  Blount International, Inc. Class
    A..............................                                         20,500   $                           486,875
  Stewart & Stevenson Services,
    Inc. ..........................                                         13,000                               169,813
                                                                                                            ------------
                                                                                                                 656,688
                                                                                                            ------------
MANUFACTURING (DIVERSIFIED) -- 2.8%
  Furon Co. .......................                                         32,500                               534,219
  Trinity Industries, Inc. ........                                          4,000                               121,000
                                                                                                            ------------
                                                                                                                 655,219
                                                                                                            ------------
MANUFACTURING (SPECIALIZED) -- 1.0%
  Fleetwood Enterprises, Inc. .....                                          7,000                               234,063
                                                                                                            ------------
METALS MINING -- 1.5%
  AK Steel Holding Corp. ..........                                          9,000                               124,875
  Titanium Metals Corp. (b)........                                         20,000                               230,000
                                                                                                            ------------
                                                                                                                 354,875
                                                                                                            ------------
RAILROADS -- 2.2%
  Railtex, Inc. (b)................                                         36,900                               516,600
                                                                                                            ------------
REITS -- 0.7%
  Hospitality Properties Trust.....                                          6,000                               165,000
                                                                                                            ------------
RETAIL (BUILDING SUPPLIES) -- 4.1%
  Homebase, Inc. (b)...............                                         46,000                               281,750
  Sherwin-Williams Co. ............                                         28,000                               668,500
                                                                                                            ------------
                                                                                                                 950,250
                                                                                                            ------------
RETAIL (GENERAL MERCHANDISE) -- 1.0%
  Heilig-Meyers Co. ...............                                         21,000                               238,875
                                                                                                            ------------
RETAIL (SPECIALTY) -- 4.6%
  Claire's Stores, Inc. ...........                                         46,000                               690,000
  Talbots, Inc. (The) (b)..........                                         18,000                               379,125
                                                                                                            ------------
                                                                                                               1,069,125
                                                                                                            ------------
SAVINGS & LOAN COMPANIES -- 0.9%
  Bank United Corp. ...............                                          6,000                               199,500
                                                                                                            ------------
SERVICES (ADVERTISING/MARKETING) -- 0.8%
  Catalina Marketing Corp. (b).....                                          4,000                               168,250
  Purchase Point Media Corp. (b)...                                          5,000                                20,000
                                                                                                            ------------
                                                                                                                 188,250
                                                                                                            ------------
                                                              SHARES                                VALUE
                                                             --------                           ------------
SERVICES (COMMERCIAL/CONSUMER) -- 1.4%
  Wackenhut Corp. Class A..........                                         17,500   $                           332,500
                                                                                                            ------------
SPECIALTY PRINTING -- 4.3%
  Valassis Communications, Inc.
    (b)............................                                         20,000                               596,250
  World Color Press, Inc. (b)......                                         14,500                               407,813
                                                                                                            ------------
                                                                                                               1,004,063
                                                                                                            ------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS) -- 6.1%
  Applied Cellular Technology, Inc.
    (b)............................                                         28,500                                51,656
  Crown Castle International
    Corp. .........................                                         10,000                                81,250
  Iridium World Communications Ltd.
    (b)............................                                          8,000                               264,000
  L-3 Communications Holdings, Inc.
    (b)............................                                         15,500                               513,438
  Scientific Atlanta, Inc. ........                                         29,100                               514,706
                                                                                                            ------------
                                                                                                               1,425,050
                                                                                                            ------------
TEXTILES (APPAREL) -- 2.8%
  Supreme International Corp.
    (b)............................                                         33,000                               387,750
  Tandy Brand Accessories, Inc.
    (b)............................                                         19,700                               262,872
                                                                                                            ------------
                                                                                                                 650,622
                                                                                                            ------------
TOTAL COMMON STOCKS
  (Identified cost $28,591,278)....................................................                           22,142,159
                                                                                                            ------------
FOREIGN COMMON STOCKS -- 1.0%
FINANCIAL (DIVERSIFIED) -- 1.0%
  London Pacific Group Ltd.
    Sponsored ADR..................                                         20,000                               227,500
                                                                                                            ------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $298,610).......................................................                              227,500
                                                                                                            ------------
UNIT INVESTMENT TRUSTS -- 4.1%
  S&P 500 Depositary Receipts......                                         10,000                               956,875
                                                                                                            ------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $1,177,334).....................................................                              956,875
                                                                                                            ------------

TOTAL INVESTMENTS --100.1%
  (Identified cost $30,067,222)....................................................                           23,326,534(a)
  Cash and receivables, less liabilities--(0.1%)...................................                              (28,775)
                                                                                                            ------------
NET ASSETS--100.0%.................................................................  $                        23,297,759
                                                                                                            ------------
                                                                                                            ------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $453,284 and gross depreciation of $7,252,120 for federal income tax purposes. At August 31, 1998, the aggregate cost of securities for federal income tax purposes was $30,125,370.
(b)  Non-income producing.

                       See Notes to Financial Statements                      11

Phoenix Small Cap Value Fund
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1998

ASSETS
Investment securities at value
  (Identified cost $30,067,222)                               $  23,326,534
Cash                                                                290,607
Receivables
  Fund shares sold                                                   69,304
  Receivable from adviser                                             6,748
  Dividends and interest                                             18,353
Prepaid expenses                                                     17,365
                                                              -------------
    Total assets                                                 23,728,911
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased                                   149,475
  Fund shares repurchased                                           157,954
  Distribution fee                                                   12,491
  Transfer agent fee                                                  6,044
  Financial agent fee                                                 5,075
  Trustees' fee                                                       4,500
Accrued expenses                                                     95,613
                                                              -------------
    Total liabilities                                               431,152
                                                              -------------
NET ASSETS                                                    $  23,297,759
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  30,051,480
Accumulated net realized loss                                       (13,033)
Net unrealized depreciation                                      (6,740,688)
                                                              -------------
NET ASSETS                                                    $  23,297,759
                                                              -------------
                                                              -------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $14,518,616)                1,790,631
Net asset value per share                                             $8.11
Offering price per share $8.11/(1-4.75%)                              $8.51
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $5,921,541)                   733,996
Net asset value and offering price per share                          $8.07
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,769,772)                   343,328
Net asset value and offering price per share                          $8.07
CLASS M
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $87,830)                       10,849
Net asset value per share                                             $8.10
Offering price per share $8.10/(1-3.50%)                              $8.39

                            STATEMENT OF OPERATIONS
                        FROM INCEPTION NOVEMBER 20, 1997
                               TO AUGUST 31, 1998

INVESTMENT INCOME
Dividends                                                     $    164,726
Interest                                                            33,948
                                                              ------------
    Total investment income                                        198,674
                                                              ------------

EXPENSES
Investment advisory fee                                            145,860
Distribution fee--Class A                                           27,599
Distribution fee--Class B                                           34,110
Distribution fee--Class C                                           16,544
Distribution fee--Class M                                              513
Financial agent fee                                                 57,509
Registration                                                        98,739
Transfer agent                                                      64,660
Custodian                                                           19,266
Printing                                                            17,794
Professional                                                        17,581
Trustees                                                            15,963
Miscellaneous                                                       28,473
                                                              ------------
    Total expenses                                                 544,611
    Less expenses borne by investment adviser                     (279,449)
                                                              ------------
    Net expenses                                                   265,162
                                                              ------------
NET INVESTMENT LOSS                                                (66,488)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                     12,932
Net change in unrealized appreciation (depreciation) on
  investments                                                   (6,740,688)
                                                              ------------
NET LOSS ON INVESTMENTS                                         (6,727,756)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ (6,794,244)
                                                              ------------
                                                              ------------

12                     See Notes to Financial Statements

PHOENIX SMALL CAP VALUE FUND
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         FROM INCEPTION
                                                                                      NOVEMBER 20, 1997 TO
                                                                                         AUGUST 31, 1998
                                                                                      ---------------------
FROM OPERATIONS
  Net investment loss                                                                     $     (66,488)
  Net realized gain                                                                              12,932
  Net change in unrealized appreciation (depreciation)                                       (6,740,688)
                                                                                      ---------------------
  DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           (6,794,244)
                                                                                      ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  In excess of net investment income--Class A                                                   (27,475)
  In excess of net investment income--Class B                                                    (2,932)
  In excess of net investment income--Class C                                                    (1,800)
  In excess of net investment income--Class M                                                      (251)
                                                                                      ---------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (32,458)
                                                                                      ---------------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (2,003,648 shares)                                           20,830,478
  Net asset value of shares issued from reinvestment of distributions (2,693 shares)             26,901
  Cost of shares repurchased (215,710 shares)                                                (2,249,618)
                                                                                      ---------------------
  Total                                                                                      18,607,761
                                                                                      ---------------------
CLASS B
  Proceeds from sales of shares (779,154 shares)                                              8,252,028
  Net asset value of shares issued from reinvestment of distributions (224 shares)                2,235
  Cost of shares repurchased (45,382 shares)                                                   (463,815)
                                                                                      ---------------------
  Total                                                                                       7,790,448
                                                                                      ---------------------
CLASS C
  Proceeds from sales of shares (381,563 shares)                                              4,020,977
  Net asset value of shares issued from reinvestment of distributions (102 shares)                1,015
  Cost of shares repurchased (38,337 shares)                                                   (402,328)
                                                                                      ---------------------
  Total                                                                                       3,619,664
                                                                                      ---------------------
CLASS M
  Proceeds from sales of shares (14,556 shares)                                                 146,910
  Net asset value of shares issued from reinvestment of distributions (25 shares)                   250
  Cost of shares repurchased (3,732 shares)                                                     (40,572)
                                                                                      ---------------------
  Total                                                                                         106,588
                                                                                      ---------------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                             30,124,461
                                                                                      ---------------------
  NET INCREASE IN NET ASSETS                                                                 23,297,759
NET ASSETS
  Beginning of period                                                                                 0
                                                                                      ---------------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0)                     $  23,297,759
                                                                                      ---------------------
                                                                                      ---------------------

                       See Notes to Financial Statements                      13

Phoenix Small Cap Value Fund
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                             CLASS A              CLASS B              CLASS C              CLASS M
                                          --------------       --------------       --------------       --------------
                                          FROM INCEPTION       FROM INCEPTION       FROM INCEPTION       FROM INCEPTION
                                           11/20/97 TO          11/20/97 TO          11/20/97 TO          11/20/97 TO
                                             8/31/98              8/31/98              8/31/98              8/31/98
                                          --------------       --------------       --------------       --------------
Net asset value, beginning of period          $10.00               $10.00               $10.00               $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                 (0.01)(4)(5)         (0.08)(4)(5)         (0.08)(4)(5)         (0.03)(4)(5)
  Net realized and unrealized gain
    (loss)                                     (1.85)               (1.82)               (1.82)               (1.84)
                                              ------               ------               ------               ------
    TOTAL FROM INVESTMENT OPERATIONS           (1.86)               (1.90)               (1.90)               (1.87)
                                              ------               ------               ------               ------
LESS DISTRIBUTIONS
  Dividends from net investment income        --                   --                   --                   --
  In excess of net investment income           (0.03)               (0.03)               (0.03)               (0.03)
                                              ------               ------               ------               ------
    TOTAL DISTRIBUTIONS                        (0.03)               (0.03)               (0.03)               (0.03)
                                              ------               ------               ------               ------
Change in net asset value                      (1.89)               (1.93)               (1.93)               (1.90)
                                              ------               ------               ------               ------
NET ASSET VALUE, END OF PERIOD                $ 8.11               $ 8.07               $ 8.07               $ 8.10
                                              ------               ------               ------               ------
                                              ------               ------               ------               ------
Total return(1)                               (18.64)%(3)          (19.07)%(3)          (19.09)%(3)          (18.80)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $14,519               $5,922               $2,770                  $88

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.40%(2)             2.15%(2)             2.15%(2)             1.65%(2)
  Net investment income (loss)                 (0.14)%(2)           (1.01)%(2)           (0.98)%(2)           (0.30)%(2)
Portfolio turnover                               105%(3)              105%(3)              105%(3)              105%(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Includes reimbursement of operating expenses by invetsment adviser of $0.14, $0.14, $0.14 and $0.14, respectively.

14                     See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Investment Trust 97 (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

  Phoenix Value Equity Fund's primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income by investing in a diversified portfolio of common stocks.

  Phoenix Small Cap Value Fund seeks long-term capital appreciation.

  Each Fund offers Class A, Class B and Class C shares. Class M shares have been closed to new investors. Class A shares are sold with the front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class M shares are sold with a front-end sales charge of up to 3.50%. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty,

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998 (CONTINUED)

the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. EXPENSES:

  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

H. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND
  RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                      1ST $1        $1-2          $2+
FUND                                  BILLION      BILLION      BILLION
----------------------------------  -----------  -----------  -----------
Value Equity Fund.................        0.75%        0.70%        0.65%
Small Cap Value Fund..............        0.90%        0.85%        0.80%

  The Adviser has voluntarily agreed to assume total operating expenses of each Fund excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until August 31, 1998, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:

                          CLASS A       CLASS B       CLASS C       CLASS M
                           SHARES        SHARES        SHARES        SHARES
                        ------------  ------------  ------------  ------------
Value Equity Fund.....        1.25%         2.00%         2.00%         1.50%
Small Cap Value
  Fund................        1.40%         2.15%         2.15%         1.65%

  As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $29,279 for Class A shares and $354 for Class M shares, and deferred sales charges of $5,771 for Class B shares and $3,876 for Class C shares for the period ended August 31, 1998. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and 0.50% for Class M shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the period ended August 31, 1998, $100,907 was earned by the Distributor, $50,717 was paid to unaffiliated participants, and $4,567 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of each Fund, PEPCO received a fee for bookkeeping, administration and pricing services through May 31, 1998, at an annual rate of 0.005% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee applied. Effective June 1, 1998, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended August 31, 1998, transfer agent fees were $127,774 of which PEPCO retained $141 which is net of the fees paid to State Street.

  At August 31, 1998, PHL and its affiliates held shares of the Trust which aggregated the following:

                                                      AGGREGATE
                                                      NET ASSET
                                         SHARES         VALUE
                                      ------------   ------------
Value Equity Fund-Class A...........     1,313,245   $ 11,740,410
Value Equity Fund-Class B...........        10,020         89,078
Value Equity Fund-Class C...........        10,016         89,042
Value Equity Fund-Class M...........        10,014         89,425
Small Cap Value Fund-Class A........       471,506      3,823,914
Small Cap Value Fund-Class B........        10,029         80,934
Small Cap Value Fund-Class C........        10,026         80,910
Small Cap Value Fund-Class M........        10,025         81,203

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998 (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the period ended August 31, 1998 (excluding U.S. Government and agency securities, and short-term securities) aggregated the following:

                                        PURCHASES        SALES
                                       ------------   ------------
Value Equity Fund....................  $ 44,430,205   $ 12,102,273
Small Cap Value Fund.................    51,096,620     21,042,107

  There were no purchases or sales of long-term U.S. Government and agency securities during the period ended August 31, 1998.

4. MARKET RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYOVERS

  Under current tax law, capital losses realized after October 31, 1997 may be deferred and treated as occuring on the first day of the following fiscal year. For the year ended August 31, 1998, the Value Equity Fund deferred capital losses of $562,402.

6. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of each of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of August 31, 1998, the Funds recorded the following reclassifications to increase (decrease) the accounts listed beow:

                  UNDISTRIBUTED                CAPITAL PAID
                       NET       ACCUMULATED   IN ON SHARES
                   INVESTMENT    NET REALIZED  OF BENEFICIAL
                     INCOME      GAIN (LOSS)     INTEREST
                  -------------  ------------  -------------
Value Equity
 Fund...........        79,373        --           (79,373)
Small Cap Value
 Fund...........        98,946       (25,965)      (72,981)

  This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------

                    [LOGO]

To the Trustees and Shareholders of
Phoenix Investment Trust 97

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Value Equity Fund and Phoenix Small Cap Value Fund (constituting The Phoenix Investment Trust 97, hereinafter referred to as the "Trust") at August 31, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
October 14, 1998

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Christian C. Bertelsen, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Clerk and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Toll-Free Numbers
The Fund Connection                                       1-800-243-1574
Customer Service                                       1-800-243-1574 (option 0)
Investment Strategy Hotline  1-800-243-4361 (option 2)
Marketing Department                                   1-800-243-4361 (option 3)
Text Telephone                                            1-800-243-1926
Internet access:
www.phoenixinvestments.com

PHOENIX FUNDS
PO Box 2200
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